NET INCOME/LOSS PER SHARE - Computation of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic and diluted loss from continuing operations per share	$ (14,356)	¥ (99,941)	¥ 44,990	¥ 46,463
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding (in shares) | shares	43,505,175	43,505,175	41,342,597	38,826,800
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding (in shares) | shares	43,505,175	43,505,175	41,671,763	39,303,760
Basic (loss) income per share - continuing operations | ¥ / shares		¥ (2.30)	¥ 1.09	¥ 1.20
Diluted (loss) income per share- continuing operations | ¥ / shares		¥ (2.30)	¥ 1.08	¥ 1.18